Inventories	12 Months Ended
Mar. 26, 2016
Inventory Disclosure [Abstract]
Inventories
4.	Inventories:

Inventories, net of obsolescence reserve, are summarized as follows:

	As of
	March 26, 2016	March 28, 2015
	(In thousands)

Raw materials	$4,301	$5,587
Work in progress	95	84
Retail inventories and manufactured finished goods	133,443	130,068

	$137,839	$135,739

Continuity of the obsolescence reserve for inventory is as follows (in thousands):

Balance March 30, 2013	$3,557
Additional charges	1,214
Deductions	(2,257)

Balance March 29, 2014	2,514
Additional charges	1,545
Deductions	(1,313)

Balance March 28, 2015	2,746
Additional charges	626
Deductions	(1,228)

Balance March 26, 2016	$2,144